Employee benefits - Cost of Service or Benefits Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Financial cost	$ 255	$ 240	$ 280
Real loss in plan assets	(363)	(316)	(637)
Settlement	(1,627)	0	0
Amortization of prior year losses	0	0	326
Net periodic pension expenses	$ (1,735)	$ (76)	$ (31)